CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	15,000,000,000	15,000,000,000	15,000,000,000
Common stock, shares issued	5,068,524,855	3,136,774,861	77,958,081
Common stock, shares outstanding	5,068,524,855	3,136,774,861	77,958,081
Common stock to be issued	266,164,070	11,892,411	0
Convertible note payable, net of debt discount	$ 1,122,225	$ 808,980
Preferred Class A [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000
Preferred Class B [Member]
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2,000,000	2,000,000	0
Preferred stock, shares outstanding	2,000,000	2,000,000	0